Expense Example, No Redemption - PIMCO Diversified Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	490	733	995	1,742	195	603	1,037	2,243